Fair Value Schedule of Impaired Financing Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Book Value Of Impaired Loans Carried At Fair Value	$ 3,577	$ 6,379
Partial Charge-Offs On Impaired Loans carried at Fair Value	2,780	3,681
Impaired Financing Receivable, Related Allowance	684	548
Impaired loans carried at fair value	3,574	5,983
Impaired Financing Receivable, loans not held at Fair Value, Recorded Investment	52,987	64,047
Partial Charge-offs on Impaired Loans carried at Cost	7,260	21,262
impaired Financing Receivable, loans not held at Fair Value, Carrying Amount	52,306	63,895
Recorded investment	56,564	70,426	$ 80,664
Partial charge-offs on impaired loans	10,040	24,943
Individually evaluated for impairment	684	548
Impaired Financing Receivable, Carrying Value	55,880	69,878
Financing Receivable, not collateral dependent [Domain]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Related Allowance	681	152
Commercial Receivables, excluding Commercial, Financial, and Agricultural [Domain]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Related Allowance	$ 3	$ 396